Fees Summary	May 28, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure

The prospectus to which this Exhibit is attached is a final prospectus for the related offerings. The combined maximum aggregate offering price for the offerings is $1,571,000 (comprised of (i) $1,387,000 maximum aggregate offering price with respect to notes linked to the S&P 500® Index, (ii) $184,000 maximum aggregate offering price with respect to notes linked to the Russell 2000® Index.)

Narrative - Max Aggregate Offering Price	$ 1,571,000